Financial Instruments - Disclosure of Maturity Analysis for Non-Derivative and Derivative Financial Liabilities (Detail) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of maturity analysis for derivative and non-derivative financial liabilities [line items]
Long-term debt	$ 3,786	$ 3,772
Trade payables	227	217
Accruals	950	761
Lease liabilities	261	306
Undiscounted Cash Flow [member]
Disclosure of maturity analysis for derivative and non-derivative financial liabilities [line items]
Long-term debt	3,819	3,810
Interest payable	1,641	1,794
Debt-related hedges outflows	1,076	1,098
Debt-related hedges inflows	(1,195)	(1,210)
Trade payables	227	217
Accruals	950	761
Lease liabilities	288	329
Foreign exchange contracts outflows	3,489
Foreign exchange contracts inflows	(3,470)
Other financial liabilities	128	291
Total	6,953	7,090
Not later than one year [member] | Undiscounted Cash Flow [member]
Disclosure of maturity analysis for derivative and non-derivative financial liabilities [line items]
Long-term debt	0	0
Interest payable	153	153
Debt-related hedges outflows	22	22
Debt-related hedges inflows	(25)	(25)
Trade payables	227	217
Accruals	950	761
Lease liabilities	73	92
Foreign exchange contracts outflows	0
Foreign exchange contracts inflows	0
Other financial liabilities	110	291
Total	1,510	1,511
Later than one year and not later than two years [member] | Undiscounted Cash Flow [member]
Disclosure of maturity analysis for derivative and non-derivative financial liabilities [line items]
Long-term debt	600	0
Interest payable	153	153
Debt-related hedges outflows	22	22
Debt-related hedges inflows	(25)	(25)
Trade payables	0	0
Accruals	0	0
Lease liabilities	63	76
Foreign exchange contracts outflows	1,746
Foreign exchange contracts inflows	(1,738)
Other financial liabilities	18	0
Total	839	226
Later than two years and not later than three years [member] | Undiscounted Cash Flow [member]
Disclosure of maturity analysis for derivative and non-derivative financial liabilities [line items]
Long-term debt	242	600
Interest payable	127	153
Debt-related hedges outflows	22	22
Debt-related hedges inflows	(25)	(25)
Trade payables	0	0
Accruals	0	0
Lease liabilities	46	49
Foreign exchange contracts outflows	1,743
Foreign exchange contracts inflows	(1,732)
Other financial liabilities	0	0
Total	423	799
Later than three years and not later than four years [member] | Undiscounted Cash Flow [member]
Disclosure of maturity analysis for derivative and non-derivative financial liabilities [line items]
Long-term debt	1,108	242
Interest payable	105	127
Debt-related hedges outflows	1,010	22
Debt-related hedges inflows	(1,120)	(25)
Trade payables	0	0
Accruals	0	0
Lease liabilities	35	39
Foreign exchange contracts outflows	0
Foreign exchange contracts inflows	0
Other financial liabilities	0	0
Total	1,138	405
Later than four years and not later than five years [member] | Undiscounted Cash Flow [member]
Disclosure of maturity analysis for derivative and non-derivative financial liabilities [line items]
Long-term debt	500	1,099
Interest payable	84	105
Debt-related hedges outflows	0	1,010
Debt-related hedges inflows	0	(1,110)
Trade payables	0	0
Accruals	0	0
Lease liabilities	26	29
Foreign exchange contracts outflows	0
Foreign exchange contracts inflows	0
Other financial liabilities	0	0
Total	610	1,133
Later than five years [member] | Undiscounted Cash Flow [member]
Disclosure of maturity analysis for derivative and non-derivative financial liabilities [line items]
Long-term debt	1,369	1,869
Interest payable	1,019	1,103
Debt-related hedges outflows	0	0
Debt-related hedges inflows	0	0
Trade payables	0	0
Accruals	0	0
Lease liabilities	45	44
Foreign exchange contracts outflows	0
Foreign exchange contracts inflows	0
Other financial liabilities	0	0
Total	$ 2,433	$ 3,016